Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Concentrate	$ 48,504	$ 26,801
Ore stockpiles	44,846	45,713
Provision against carrying value of ore stockpiles		(908)
Materials and supplies	180,038	179,795
Provision against carrying value of materials and supplies	(75,426)	(75,682)
Inventories	197,962	175,719
Ore stockpiles	37,557	30,640
Provision against carrying value of ore stockpiles		(1,655)
Inventories	$ 37,557	$ 28,985